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                           BANC OF AMERICA FUNDS TRUST
                     REGISTRATION NOS. 33-132211; 811-21862

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Banc of America Funds Trust (the "Trust") that the forms of Prospectuses and Statement of Additional Information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Pre-Effective Amendment No. 2 under the 1933 Act and Amendment No. 2 under the 1940 Act, or from the Statement of Additional Information contained in Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 3 under the 1940 Act to the Trust's Registration Statement on Form N-1A, respectively, the text of each of which was filed electronically.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 29th day of August, 2006.


                                        BANC OF AMERICA FUNDS TRUST


                                           /s/ Peter T. Fariel
                                        ---------------------------------
                                        Peter T. Fariel
                                        Assistant Secretary